TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2023 (Unaudited)

Non-Convertible Notes - 16.5%	Principal Amount	Value
France – 0.5%
Sanofi, 3.63% due 06/19/28	$2,600,000	$2,502,268

Ireland – 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)	516,000	30,960
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (a)	789,000	39,450
Mallinckrodt International Finance S.A., 10.00% due 06/15/29(a)	997,897	152,179
Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,500,000	1,407,952
		1,630,541
United Kingdom – 1.0%
AstraZeneca plc, 3.38% due 11/16/25	5,000,000	4,806,143

United States – 14.7%
Abbott Laboratories, 4.75% due 11/30/36	5,652,000	5,661,694
AbbVie, Inc., 4.50% due 05/14/35	3,200,000	3,038,876
AbbVie, Inc., 4.45% due 05/14/46	1,705,000	1,498,688
Amgen, Inc., 3.63% due 05/22/24	2,000,000	1,965,036
Amgen, Inc., 2.00% due 01/15/32	1,555,000	1,227,313
Baxalta, Inc., 4.00% due 06/23/25	831,000	806,048
Becton, Dickinson and Co., 3.73% due 12/15/24	328,000	318,383
Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,400,000	1,299,905
CVS Health Corp., 1.88% due 02/28/31	2,448,000	1,942,811
DH Europe Finance II Sarl, 3.25% due 11/15/39	985,000	799,390
Elevance Health, Inc., 2.55% due 03/15/31	3,200,000	2,686,568
EMD Finance LLC, 3.25% due 03/19/25 (a)	4,000,000	3,833,134
GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,400,000	1,367,891
GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,000,000	928,197
HCA, Inc., 5.38% due 02/01/25	1,250,000	1,238,728
HCA, Inc., 5.25% due 04/15/25	600,000	592,162
IQVIA, Inc., 5.00% due 05/15/27 (a)	710,000	682,976
Johnson & Johnson, 2.45% due 03/01/26	4,300,000	4,059,820
Johnson & Johnson, 2.90% due 01/15/28	1,400,000	1,316,745
Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,400,000	1,352,648
Medtronic, Inc., 4.38% due 03/15/35	1,675,000	1,609,542
Merck & Co., Inc., 2.75% due 02/10/25	1,463,000	1,407,707
Novartis Capital Corp., 3.40% due 05/06/24	2,115,000	2,078,521
Par Pharmaceutical, Inc., 7.50% due 04/01/27 (a)	193,000	142,633
Pfizer, Inc., 3.45% due 03/15/29	5,300,000	4,986,630
Pfizer, Inc., 4.00% due 12/15/36	1,800,000	1,676,203
Senior Housing Properties Trust, 4.75% due 05/01/24	1,750,000	1,629,478
Syneos Health, Inc., 3.63% due 01/15/29 (a)	2,300,000	2,248,434
The Cigna Group, 3.50% due 06/15/24	2,785,000	2,728,126
The Cigna Group, 2.38% due 03/15/31	3,200,000	2,685,467
UnitedHealth Group, Inc., 3.88% due 12/15/28	2,560,000	2,451,429
UnitedHealth Group, Inc., 4.20% due 05/15/32	6,060,000	5,782,822
Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,000,000	4,316,807
		70,360,812
Total Non-Convertible Notes (Cost $86,601,884)		79,299,764

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

Convertible Preferreds (Restricted) (b) (c) - 1.8%	Shares	Value
France – 0.5%
Amolyt Pharma SAS Series C	686,916	$1,604,065
Flamingo Therapeutics, Inc. Series A3	136,337	908,991
		2,513,056
Ireland – 0.5%
Priothera Ltd. Series A, 6.00%	194,134	2,118,391

United States – 0.8%
Aristea Therapeutics, Inc. Series B, 8.00%	290,187	1,600,004
Endeavor Biomedicines, Inc. Series B, 8.00%	424,079	1,999,999
IO Light Holdings, Inc. Series A2	101,839	290,037
		3,890,040
Total Convertible Preferreds (Cost $10,955,883)		8,521,487

Common Stocks - 103.1%
Australia – 1.5%
CSL Ltd.	38,719	7,154,370

Canada – 0.0%
Fusion Pharmaceuticals, Inc. (c)	7,378	34,529
Fusion Pharmaceuticals, Inc. (Restricted) (b) (c)	3,689	15,538
		50,067
China – 0.2%
BeiGene Ltd. ADR (c)	4,114	733,526
I-Mab ADR (c)	38,848	116,156
		849,682
Denmark – 4.4%
MorphoSys AG ADR (c)	177,191	1,323,617
Novo Nordisk A/S ADR	122,777	19,869,002
		21,192,619
France – 1.4%
Sanofi ADR	123,454	6,654,170

Germany – 1.5%
Affimed N.V. (c)	10,000	5,982
Bayer AG	131,684	7,280,956
		7,286,938
Ireland – 0.5%
ICON plc (c)	6,534	1,634,807
Perrigo Co. plc	15,882	539,194
		2,174,001
Israel – 0.1%
Teva Pharmaceutical Industries Ltd. ADR (c)	90,281	679,816

Japan – 1.8%
Astellas Pharma, Inc.	44,419	661,537
Daiichi Sankyo Co., Ltd.	54,075	1,705,127
Eisai Co., Ltd.	6,830	460,272
Hoya Corp.	9,682	1,145,709
M3, Inc.	7,436	160,217
Olympus Corp.	28,940	454,472
Ono Pharmaceutical Co., Ltd.	11,330	204,622
Otsuka Holdings Co., Ltd.	20,808	760,102
Shionogi & Co., Ltd.	7,707	324,207
Sysmex Corp.	3,715	252,361

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

	Shares	Value
Japan – continued
Takeda Pharmaceuticals Co., Ltd.	9,600	$301,183
Takeda Pharmaceuticals Co., Ltd. ADR (d)	105,073	1,650,697
Terumo Corp.	17,288	546,574
		8,627,080
Netherlands – 1.0%
argenx SE ADR (c)	6,255	2,437,761
Koninklijke Philips N.V.	114,765	2,489,253
		4,927,014
Switzerland – 9.6%
Lonza Group AG	12,711	7,575,049
Novartis AG ADR	136,225	13,746,464
Oculis Holding AG (Restricted) (b)	304,333	3,388,139
Roche Holding AG ADR	562,829	21,500,068
		46,209,720
United Kingdom – 4.6%
AstraZeneca plc ADR	226,704	16,225,205
Smith & Nephew plc ADR (d)	181,710	5,860,148
		22,085,353
United States – 76.5%
Abbott Laboratories (e)	130,365	14,212,392
AbbVie, Inc. (e)	132,594	17,864,390
Acadia Healthcare Co., Inc. (c)	25,973	2,068,490
Amgen, Inc. (e)	64,224	14,259,012
Ardelyx, Inc. (c) (d)	282,002	955,987
Avantor, Inc. (c)	142,388	2,924,649
Baxter International, Inc.	86,526	3,942,125
Biogen, Inc. (c)	15,208	4,331,999
Boston Scientific Corp. (c) (e)	172,145	9,311,323
Bristol-Myers Squibb Co.	100,088	6,400,628
Charles River Laboratories International, Inc. (c) (e)	21,364	4,491,781
Community Health Systems, Inc. (c)	8,700	38,280
Community Healthcare Trust, Inc.	14,900	491,998
Danaher Corp.	37,903	9,096,720
DexCom, Inc. (c) (e)	64,567	8,297,505
Diversified Healthcare Trust REIT	63,841	143,642
Edwards Lifesciences Corp. (c)	51,018	4,812,528
Elevance Health, Inc.	28,373	12,605,840
Eli Lilly & Co.	37,180	17,436,676
Galera Therapeutics, Inc. (c)	161,709	504,532
Gilead Sciences, Inc.	87,662	6,756,110
Global Medical REIT, Inc.	143,229	1,307,681
GSK plc ADR	41,852	1,491,605
Guardant Health, Inc. (c)	53,333	1,909,321
HCA Healthcare, Inc.	16,303	4,947,634
Healthcare Realty Trust, Inc.	149,567	2,820,834
Healthpeak Properties, Inc.	83,601	1,680,380
Humana, Inc. (e)	9,425	4,214,200
IDEXX Laboratories, Inc. (c)	15,748	7,909,118
Illumina, Inc. (c) (e)	35,007	6,563,462
Insulet Corp. (c)	10,283	2,965,000
Intuitive Surgical, Inc. (c)	17,195	5,879,658
IQVIA Holdings, Inc. (c) (e)	28,415	6,386,840
Johnson & Johnson (e)	182,963	30,284,036
LTC Properties, Inc.	46,903	1,548,737
Mallinckrodt plc (c)	35,048	41,357

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

	Shares	Value
United States - continued
McKesson Corp. (e)	10,401	$4,444,451
Medical Properties Trust, Inc. (d)	145,186	1,344,422
Medtronic plc (e)	79,482	7,002,364
Merck & Co., Inc. (e)	189,992	21,923,177
Moderna, Inc. (c)	14,416	1,751,544
Molina Healthcare, Inc. (c) (e)	14,583	4,392,983
National Health Investors, Inc.	4,442	232,850
Omega Healthcare Investors, Inc.	71,075	2,181,292
Pfizer, Inc. (e)	429,273	15,745,734
Physicians Realty Trust	291,309	4,075,413
R1 RCM, Inc. (c)	124,297	2,293,280
Regeneron Pharmaceuticals, Inc. (c)	9,088	6,530,091
ResMed, Inc.	10,104	2,207,724
Sabra Health Care REIT, Inc.	90,781	1,068,492
Stryker Corp.	16,321	4,979,374
The Cigna Group (e)	21,036	5,902,702
Thermo Fisher Scientific, Inc. (e)	24,289	12,672,786
UnitedHealth Group, Inc.	55,428	26,640,914
Universal Health Realty Income Trust	8,183	389,347
Ventas, Inc.	66,681	3,152,011
Veradigm, Inc. (c)	90,363	1,138,574
Vertex Pharmaceuticals, Inc. (c)	12,833	4,516,061
Welltower, Inc.	41,484	3,355,641
West Pharmaceutical Services, Inc.	3,370	1,288,924
Zimmer Biomet Holdings, Inc. (e)	23,986	3,492,362
Zoetis, Inc.	29,308	5,047,131
		368,666,114
Total Common Stocks (Cost $482,502,401)		496,556,944

	Principal Amount
Short-Term Investments– 4.0%
MUFG Bank Ltd. Commercial Paper, 5.00%, due 07/06/23	$5,000,000	4,996,528
Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $11,885,505, 1.52%, dated 06/30/23, due 07/03/23 (collateralized by U.S. Treasury Note 1.500%, due 01/31/27, market value $12,121,761)	11,884,000	11,884,000
		16,880,528

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 5.03% (f)	2,657,701	2,657,701
Total Short-Term Investments (Cost $19,538,229)		19,538,229
Total Investments Before Milestone Interest – 125.4% (Cost $599,598,397)		603,916,424

	Interests
Milestone Interest (Restricted) (b) (c) – 0.0%
Biotechnology – 0.0%
Rainier Therapeutics Milestone Interest	1	0
Total Milestone Interest (Cost $143,115)		0

	Number of Contracts (100 shares each)/ Notional Amount ($)
Option Contracts Written – (0.1)%
Call Option Contracts Written – (0.1)%
Abbott Laboratories Aug23 115 Call	190/(2,185,000)	(14,820)
Abbott Laboratories Jul23 112 Call	193/(2,161,600)	(15,826)
AbbVie, Inc. Aug23 140 Call	129/(1,806,000)	(23,091)
AbbVie, Inc. Jul23 135 Call	131/(1,768,500)	(22,401)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

	Number of Contracts (100 shares each)/ Notional Amount ($)	Value
Amgen, Inc. Aug23 235 Call	94/(2,209,000)	$(17,954)
Amgen, Inc. Jul23 230 Call	94/(2,162,000)	(8,836)
Boston Scientific Corp. Aug23 57.5 Call	165/(948,750)	(6,435)
Charles River Laboratories International, Inc. Aug23 230 Call	20/(460,000)	(7,800)
DexCom, Inc. Aug23 140 Call	63/(882,000)	(17,010)
DexCom, Inc. Jul23 135 Call	63/(850,500)	(7,875)
Humana, Inc. Aug23 470 Call	13/(611,000)	(8,580)
Humana, Inc. Jul23 460 Call	13/(598,000)	(5,070)
Illumina, Inc. Aug23 200 Call	34/(680,000)	(22,440)
IQVIA Holdings, Inc. Aug23 230 Call	27/(621,000)	(17,388)
Johnson & Johnson Aug23 170 Call	179/(3,043,000)	(29,535)
Johnson & Johnson Jul23 165 Call	179/(2,953,500)	(51,731)
McKesson Corp. Aug23 440 Call	10/(440,000)	(9,000)
Medtronic plc Aug23 90 Call	62/(558,000)	(9,982)
Merck & Co., Inc. Aug23 120 Call	185/(2,220,000)	(28,490)
Merck & Co., Inc. Jul23 115 Call	187/(2,150,500)	(42,823)
Molina Healthcare, Inc. Aug23 310 Call	14/(434,000)	(12,950)
Pfizer, Inc. Aug23 37.5 Call	620/(2,325,000)	(44,020)
Pfizer, Inc. Jul23 37.5 Call	637/(2,388,750)	(21,021)
The Cigna Group Aug23 290 Call	30/(870,000)	(20,400)
The Cigna Group Jul23 290 Call	31/(899,000)	(6,045)
Thermo Fisher Scientific, Inc. Aug23 540 Call	30/(1,620,000)	(32,040)
Thermo Fisher Scientific, Inc. Jul23 530 Call	30/(1,590,000)	(20,220)
Zimmer Biomet Holdings, Inc. Aug23 155 Call	23/(356,500)	(3,680)
Total Option Contracts Written (Premiums received ($353,833))		(527,463)
Total Investments - 125.3% (Cost $599,387,679)		603,388,961
Other Liabilities in Excess of Assets - (25.3)%		(121,671,996)
Net Assets - 100%		$481,716,965

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of June 30, 2023.
(e)	A portion of security is pledged as collateral for call options written.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2023.

ADR	American Depository Receipt

The following forward contracts were held as of June 30, 2023:

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	07/31/23	4,572,304	AUD	$3,074,335	$3,048,091	$26,244
British Pound	Goldman Sachs Bank	07/31/23	9,440,375	GBP	12,039,365	11,991,490	47,875
Danish Krone	Goldman Sachs Bank	07/31/23	48,474,501	DKK	7,130,521	7,114,881	15,640
Euro	Goldman Sachs Bank	07/31/23	11,686,116	EUR	12,797,945	12,768,099	29,846
Israeli Sheqel	Goldman Sachs Bank	07/31/23	4,457,647	ILS	1,231,420	1,203,461	27,959
Japanese Yen	Goldman Sachs Bank	07/31/23	523,322,125	JPY	3,665,985	3,640,975	25,010
Swiss Franc	Goldman Sachs Bank	07/31/23	20,140,361	CHF	22,588,878	22,561,393	27,485
						$62,328,390	$200,059

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2023, the cost of securities for Federal income tax purposes was $600,801,335. The net unrealized gain on securities held by the Fund was $2,587,626, including gross unrealized gain of $70,401,918 and gross unrealized loss of $67,814,292.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2023, the Fund loaned securities valued at $2,609,145 and received $2,657,701 of cash collateral.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2023, there were no transfers between levels.

The following is a summary of the levels used as of June 30, 2023 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3		Total
Non-convertible Notes
France	$-	$2,502,268	$-		$2,502,268
Ireland	-	1,630,541	-		1,630,541
United Kingdom	-	4,806,143	-		4,806,143
United States	-	70,360,812	-		70,360,812
Convertible Preferreds
France	-	-	2,513,056		2,513,056
Ireland	-	-	2,118,391		2,118,391
United States	-	-	3,890,040		3,890,040
Common Stocks
Australia	7,154,370	-	-		7,154,370
Canada	34,529	15,538	-		50,067
China	849,682	-	-		849,682
Denmark	21,192,619	-	-		21,192,619
France	6,654,170	-	-		6,654,170
Germany	7,286,938	-	-		7,286,938
Ireland	2,174,001	-	-		2,174,001
Israel	679,816	-	-		679,816
Japan	8,627,080	-	-		8,627,080
Netherlands	4,927,014	-	-		4,927,014
Switzerland	42,821,581	3,388,139	-		46,209,720
United Kingdom	22,085,353	-	-		22,085,353
United States	368,666,114	-	-		368,666,114
Short-term Investments	2,657,701	16,880,528	-		19,538,229
Milestone Interest
United States	-	-	0	*	0 *
Total	$495,810,968	$99,583,969	$8,521,487		$603,916,424
Assets
Forward Currency Contracts	$-	$200,059	$-		$200,059
Liabilities
Options Contracts Written	(527,463)	-	-		(527,463)
Total	$(527,463)	$200,059	$-		$(327,404)

* Represents security valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2022	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2023
Convertible Preferreds
France	$960,713	$(56,152)	$1,608,495	$—	$—	$2,513,056
Ireland	1,902,611	215,780	—	—	—	2,118,391
Switzerland	2,047,583	(336,172)	—	(1,711,411)	—	—
United States	3,943,709	(53,851)	182	—	—	3,890,040
Milestone Interest
United States	138,520	(138,520)	—	—	—	0	*
Total	$8,993,136	$(368,915)	$1,608,677	$(1,711,411)	$—	$8,521,487

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023						$(32,743)

* Represents security valued at zero.

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferreds	$8,521,487	Transaction price	(a) Probability of events	N/A
Milestone Interest	$0	Probability adjusted value	Probability of events Timing of events	90.00%-100.00% (N/A) 1.25-12.25 years (N/A)
	$8,521,487

(a) There is no quantitative information to provide as this method of measure is investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at June 30, 2023.

At June 30, 2023, the Fund had commitments of $1,012,296 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2023. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Amolyt Pharma SAS Series C Cvt. Pfd	01/25/23		$1,608,363	$2.34	$1,604,065
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		1,600,004	5.51	1,600,004
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		2,002,482	4.72	1,999,999
Flamingo Therapeutics, Inc. Series A3 Cvt. Pfd	04/21/20, 10/28/20		3,142,774	6.67	908,991
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	4.21	15,538
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	337,063	2.85	290,037
Oculis Holding AG Common	03/06/23		2,559,002	11.13	3,388,139
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		2,265,198	10.91	2,118,391
Rainier Therapeutics Milestone Interest	09/28/21		143,115	0.00	0
			$13,658,001		$11,925,164

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.

At-the-Market Offering

The Fund has a registration statement on file with the SEC, initially effective on December 6, 2022, authorizing the Fund to issue shares through an At-the-Market Offering (ATM) having an aggregate value of up to $150,000,000. The offering costs associated with the Fund’s ATM offering are approximately $278,586 of which $7,478 were charged to paid-in-capital upon the issuance of associated shares.

On December 14, 2022, the Fund entered into a distribution agreement with Foreside Fund Services, LLC (Foreside), pursuant to which the Fund may offer and sell up to $150,000,000 of shares from time to time, through Foreside as its agent, in transactions deemed to be at the market as defined in Rule 415 under the Securities Act of 1933, as amended (the Offering). Under the Distribution Agreement, Foreside may enter into sub-placement agent agreements with one or more selected dealers. Foreside has entered into a sub-placement agent agreement, dated December 14, 2022 (the Sub-Placement Agent Agreement), with UBS Securities LLC (UBS) relating to the shares to be offered under the Distribution Agreement. During the period ended on June 30, 2023, 274,984 shares were sold under this agreement for $3,950,593 (net of commissions to Foreside and UBS of $39,906).